INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following tables outline the changes in intangible assets during the period:

	Distribution rights	Customer contracts	License agreements	Customer lists	Software (1)	Patents/ Trademark/Trade names (2)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2015	2,607	1,001	302	10,249	1,700	2,215	198	18,272
Additions – separately acquired	—	—	—	—	83	—	—	83
Additions through business acquisitions	—	—	—	16,213	—	—	7,822	24,035
Net foreign exchange differences	90	36	—	(256)	—	1	(124)	(253)
Balance as of December 31, 2016	2,697	1,037	302	26,206	1,783	2,216	7,896	42,137
Accumulated amortization and impairments
Balance as of December 31, 2015	2,561	998	204	1,107	765	19	50	5,704
Amortization	29	4	6	1,189	251	120	291	1,890
Impairments	—	—	—	—	—	379	—	379
Net foreign exchange differences	88	35	—	—	—	(9)	—	114
Balance as of December 31, 2016	2,678	1,037	210	2,296	1,016	509	341	8,087
Net carrying amount as of December 31, 2016	19	—	92	23,910	767	1,707	7,555	34,050

	Distribution rights	Customer contracts	License agreements	Customer lists	Software (1)	Patents/ Trademark/Trade names (2)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2016	2,697	1,037	302	26,206	1,783	2,216	7,896	42,137
Additions – separately acquired	—	—	—	—	3,108	452	—	3,560
Additions through business acquisitions	—	—	—	5,284	—	6,088	328	11,700
Net foreign exchange differences	182	70	—	1,151	—	179	496	2,078
Balance as of December 31, 2017	2,879	1,107	302	32,641	4,891	8,935	8,720	59,475
Accumulated amortization and impairments
Balance as of December 31, 2016	2,678	1,037	210	2,296	1,016	509	341	8,087
Amortization	20	—	7	2,504	283	(4)	919	3,729
Net foreign exchange differences	181	70	—	77	—	—	13	341
Balance as of December 31, 2017	2,879	1,107	217	4,877	1,299	505	1,273	12,157
Net carrying amount as of December 31, 2017	—	—	85	27,764	3,592	8,430	7,447	47,318

(1)	Includes $0.9 million of acquired software licenses during the year ended December 31, 2017 (nil during the year ended December 31, 2016).

(2)	Includes a trademark and trade names not subject to amortization totalling $8.0 million and $1.7 million as of December 31, 2017 and 2016, respectively.